Bank loans and other debt	12 Months Ended
Dec. 31, 2014
Bank loans and other debt [Abstract]
Bank Loans and Other Debt

9.Bank loans and other debt

Summarized below were bank loans and other debt as of December 31, 2014 and 2013:

	December 31,
	2014	2013
China Merchants Bank(a)	$4,835	$1,652
Bank of Beijing (b)	8,059	—
Bank of China (c)	1,612	1,652
Industrial and Commercial Bank of China (d)	3,223	—

Bank loans less than one year	17,729	3,304

China Construction Bank (e)	13,861	330
China Construction Bank (f)	4,044	518
Bank of Beijing (g)	11,741	12,065

Current portion of long-term bank loans	29,646	12,913

China Construction Bank (e)	—	14,206
China Construction Bank (f)	—	4,145
Bank of Beijing (g)	—	12,065
Beijing Zhongguancun Development Group (h)	1,803	1,730

Long-term bank loans and other debt	1,803	32,146

Total bank loans and other debt	$49,178	$48,363

(a) In 2013, Sinovac Beijing entered into a bank loan with China Merchants Bank in the aggregate principal amount of $1,652 (RMB 10 million), bearing interest at 10% above the prime rate of a one-year term loan published by the People’s Bank of China. Interest is payable quarterly. The loan was drawn on January 31, 2013 and was repaid in full on January 30, 2014.

In 2014, Sinovac Beijing entered into a bank loan with China Merchants Bank in the aggregate principal amount of $4,835 (RMB 30 million) to finance its working capital requirements, bearing interest at 15% above the prime rate of a one-year term loan published by the People’s Bank of China, at 6.9% per year. Interest is payable quarterly. The loan was drawn on March 3, 2014 and was repaid on March 2, 2015.

(b) In 2014, Sinovac Beijing entered into a bank loan with Bank of Beijing in the aggregate principal amount of $8,059 (RMB 50 million) to finance its working capital requirements. The loan bears interest at 6% and is payable quarterly. The loan was drawn on August 21, 2014 and is repayable on August 21, 2015.

(c) On December 17, 2012, Sinovac Dalian entered into a bank loan agreement with Bank of China with a credit line of $3,223 (RMB 20 million). The first $806 (RMB 5 million) was drawn down on March 13, 2013 and repaid on March 12, 2014. The second $806 (RMB 5 million) was drawn down on September 24, 2013 and repaid on September 23, 2014. The third $806 (RMB 5 million) was drawn down on March 31, 2014 and was repaid on March 26, 2015. The fourth $806 (RMB 5 million) was drawn down on September 23, 2014 and is repayable on September 22, 2015. The loan bears interest at 7.4% and the interest is payable monthly. Prepaid land lease payments and buildings of Sinovac Dalian with a net book value of $9,637 (RMB 59.8 million) were pledged as collateral.

(d) In 2014, Sinovac Beijing entered into a bank loan with Industrial and Commercial Bank of China Limited in the aggregate principal amount of $3,223 (RMB 20 million) to finance the working capital requirements, bearing interest at 10% above the prime rate of a one-year term loan published by the People’s Bank of China plus 0.9% of financing fee per year, at 7.5% per year. Interest is payable monthly. The loan was drawn on June 19, 2014 and is repayable on June 19, 2015. The loan is guaranteed by an unrelated third party, with a guarantee fee of $64 (RMB 0.4 million) over the term of the loan. Trade receivables of Sinovac Beijing with a carrying value of not lower than $5,641 (RMB 35 million) were pledged as collateral.

(e) The loan from China Construction Bank in the aggregate principal amount of $14,183 (RMB 88 million) (December 31, 2013 - $14,536) is exclusively for the purchase of the Changping facility, bearing interest at the bank’s prime lending rate and adjusted every 12 months, at 6.4% per year. Interest is payable monthly. Prepaid land lease payment and buildings of the Changping facilities of Sinovac Beijing with a net book value of $17,798 (RMB 110 million) were pledged as collateral. $322 (RMB 2 million) was repaid in 2013, $322 (RMB 2 million) was repaid in 2014 and $13,861 (RMB 86 million) was repaid in February 2015.

(f) The total amount of the loan facility from China Construction Bank is $8,059 (RMB 50 million) for a three-year period from December 13, 2012 to December 12, 2015. The amount drawn is $4,996 (RMB 31 million) as at December 31, 2014. The interest is set at the bank’s prime lending rate at 6.15% per year. The loan is to be used exclusively for the operation and production costs of Sinovac Beijing. Interest is payable monthly. The loan is unsecured and 10% of the principal amount is repayable in 2013, 10% of the principal amount is repayable in 2014 with the remaining principal repayable in 2015. $458 (RMB 3 million) was repaid in 2013 and $494 (RMB 3 million) was repaid in 2014. Pursuant to the covenants set out in the agreement, the debt to total assets ratio must not be higher than 85%, the current ratio must not be lower than 1, contingent liabilities must not be higher than $14,667 (RMB 91 million) and contingent liabilities as a percentage of total shareholders’ equity must not be higher than 10%. The Company is in compliance with such covenants as of December 31, 2014 and 2013.

(g) The loan from Bank of Beijing in the aggregate principal amount of $23,531 (RMB 146 million) (December 31, 2013- $24,130) for a period from May, 2011 to November, 2015 is for construction of the Changping facility and has a maximum credit facility amount of $32,234 (RMB 200 million). The loan bears interest at the bank’s prime lending rate and adjusted every 12 months, currently at 6.4% per year. Interest is payable quarterly. The loan is repayable in four equal installments on May 13, 2014, November 13, 2014, May 13, 2015 and November 13, 2015. $11,790 (RMB 72.6 million) was repaid in 2014. The Company also obtained a credit line with a maximum quota for issuing letter of credits of $12,894 (RMB 80 million) with the same bank. No letters of credit were issued by the Company as at December 31, 2014 and 2013, respectively. Prepaid land lease payments and buildings of Sinovac Beijing with a net book value of $3,285 (RMB 20.4 million) were pledged as collateral. $11,741 (RMB 72.9 million) is repayable in 2015.

(h) The loan from Beijing Zhongguancun Development Group in the aggregate principal amount of $1,934 (RMB 12 million) bearing interest currently at 0.36% per year is for the purpose of funding EV71 vaccine research project of Sinovac Beijing. The total loan is $1,934 (RMB 12 million) of which $967 (RMB 6 million) was received in 2012 and the second $967 (RMB 6 million) was received in 2013. The loan is unsecured and repayable on February 24, 2016. The Beijing Zhongguancun Development Group is entitled to 10.62% ownership of the profits, if any, generated from the intellectual property developed during the loan period. No profit-sharing payments are required to be made as no profits have been generated to date. The Company can repay the loan at any time during the loan period. The fair value differential of $376 (between the face value and the fair value using the effective interest rate method at the Company’s borrowing rate of 6.9%) is recorded as non-current deferred government grant (2013 - $383) (see note 14).

Aggregate annual principal payments of loans payable as of December 31, 2014 are as follows:

Within 1 year	$47,375
Between 1 and 2 years	1,803
Total	$49,178

The weighted average effective interest rate for all short-term and loan-term bank loans was 6.8% in 2014 (2013 - 6.6%, 2012 - 7.0%). The weighted average interest rate for short-term loans was 6.8% in 2014 (2013 - 7.0%, 2012 - 7.0%).The Company incurred $3,374 in interest and financing expenses for the year ended December 31, 2014 (2013 - $2,942, 2012 - $1,955), of which $nil for the year ended December 31, 2014, was capitalized in property, plant and equipment (2013 - $116, 2012 - $1,306 (net of $1,458 loan interest subsidies received)).